Investment Strategy	Apr. 27, 2026
WesMark Small Company Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]

The Fund pursues its investment objective by investing at least 80% of the value of its net assets in equity securities of small capitalization companies.

In creating a diversified portfolio of investments in small-sized companies, WesBanco Investment Department, a division of WesBanco Bank, Inc. (the Adviser), defines small companies as companies that do not exceed the market capitalizations of the Russell 2000® Index (Russell 2000), or the Standard & Poor’s SmallCap 600® Index (S&P 600) at the time of purchasing a security. As of December 31, 2025, the market capitalization of the Russell 2000 ranged from approximately $14 million to $25.9 billion, and as of December 31, 2025, the market capitalization of the S&P 600 ranged from approximately $1.5 billion to $9.0 billion.

The Adviser seeks to select common stocks of companies with characteristics such as above-average earnings growth potential or where significant company or industry changes are taking place, such as new products, services, methods of distribution, or overall business restructuring. The Fund will invest primarily in securities issued by domestic companies. The Fund may purchase exchange traded funds (“ETFs”) or other investment companies, in order to achieve exposure to a specific market sector, to achieve exposure to foreign markets (which may include emerging markets) or for other reasons consistent with its investment strategy. The shares of ETFs are listed and traded on stock exchanges at market prices. The Fund may also purchase American Depository Receipts (“ADRs”) and other domestically traded securities of foreign companies.

For additional information on the Fund’s investment strategies, please see the section “More About the Funds’ Investment Strategies and Risks” beginning on page 34 of this prospectus.

WesMark Large Company Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]

The Fund pursues its investment objective by investing at least 80% of the value of its net assets in equity securities of large capitalization companies. In creating a diversified portfolio of investments in large-sized companies, WesBanco Investment Department, a division of WesBanco Bank, Inc. (the Adviser), defines large companies as companies within the market capitalization range of the Standard & Poor’s 500® Index (S&P 500), at the time of purchasing a security. As of December 31, 2025, the market capitalization of the S&P 500 ranged from approximately $15.3 billion to $4.5 trillion.

WesBanco Investment Department, a division of WesBanco Bank, Inc. (the Adviser), seeks to invest in companies that are expected to achieve higher than average profitability ratios such as operating profit margin or return on equity, have characteristics to generate above average sustainable growth while trading at reasonable valuations. The Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions. Equity securities may include common stocks, preferred stocks, securities (including debt securities) that are convertible into common stocks, and exchange traded funds (“ETFs”) and other investment companies. The Fund will invest primarily in securities issued by domestic companies. The Fund may purchase ETFs or other investment companies in order to achieve exposure to a specific market sector, to achieve exposure to foreign markets (which may include emerging markets) or for other reasons consistent with its investment strategy. The shares of ETFs are listed and traded on stock exchanges at market prices. The Fund may also purchase American Depository Receipts (“ADRs”) and other domestically traded securities of foreign companies. The Adviser attempts to add value through security selection, industry allocation, and the research process while monitoring risk. For additional information on the Fund’s investment strategies, please see the section “More About the Funds’ Investment Strategies and Risks” beginning on page 34 of this prospectus.

WesMark Balanced Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]

The Fund pursues its investment objective by investing in a mix of equity, fixed-income, and money market investments. The Fund’s portfolio is constructed by WesBanco Investment Department, a division of WesBanco Bank, Inc. (the “Adviser”), using an asset allocation process. The Adviser first determines the percentage of the Fund’s portfolio to invest in equity securities, the percentage to invest in fixed-income securities, and the percentage to invest in money market investments. The percentage ranges of securities in each asset class are: equity securities 30-70%; fixed-income securities 30-70%; and money market investments 0-40%. The Adviser will then select securities for each asset class. Within the equity allocation, the Adviser may use a blend of styles in selecting stocks, i.e., stocks may be selected for their growth characteristics, or value characteristics, or both. In addition, the Adviser may consider the income potential of a security resulting in an equity allocation that may be overweight in sectors that pay dividends.

The Adviser anticipates investing the equity allocation primarily in the equity securities of domestic companies with large and medium market capitalizations. However, the Adviser may also invest a portion of the equity allocation in American Depository Receipts (“ADRs”) and other domestically traded securities of foreign companies, exchange traded funds (“ETFs”) or other investment companies that invest in foreign securities (which may include emerging markets), real estate investment trusts (“REITs”), and equity securities of companies with small market capitalizations. Also, in an effort to increase the income of the Fund, the Fund may sell call options on equity securities held in the Fund. Additionally, the Fund may buy a put option on one or more securities held in the Fund in an effort to protect unrealized gains in such securities or to protect against downside losses in such securities. Within the fixed-income allocation, the Adviser primarily selects U.S. dollar denominated, primarily investment-grade, fixed income securities. In addition, the Fund may invest in high-yield fixed income securities when the Adviser considers the risk-return prospects of those sectors to be attractive. The Adviser expects that, normally, no more than 15% of the Fund’s total assets will be invested in securities that are rated below investment grade. However, the Fund may opportunistically invest up to 25% of its total assets in noninvestment-grade debt securities (e.g. “junk bonds”). Investment-grade fixed-income securities are rated in one of the four highest categories (BBB- or higher) by a nationally recognized statistical rating organization (“NRSRO”). Noninvestment-grade fixed-income securities are rated in one of the six lowest categories (BB or lower) by a NRSRO, or in either case if unrated, of comparable quality as determined by the Adviser (e.g. “junk bonds”). The Adviser seeks to enhance the Fund’s performance by allocating relatively more of its fixed-income allocation to the sector that the Adviser expects to offer the best balance between total return and risk and thus offer the greatest potential for return. The Adviser may lengthen or shorten duration from time to time based on its interest rate outlook, but the Fund has no set duration parameters. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. The Fund may invest in fixed-income securities with any maturity. Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association (“Ginnie Mae”). Finally, the Fund may invest in government securities that are issued by entities whose activities are sponsored by the federal government but that have no explicit financial support. Within the money market allocation, the Adviser may invest in money market funds, repurchase agreements or other short-term, high-quality, fixed-income securities issued by banks, corporations and the U.S. government.

The Fund may purchase ETFs, or other investment companies, in order to achieve exposure to a specific market sector to achieve exposure to foreign markets, or for other reasons consistent with its investment strategy. The shares of ETFs are listed and traded on stock exchanges at market prices.

For additional information on the Fund’s investment strategies, please see the section “More about the Funds’ Investment Strategies and Risks” beginning on page 34 of this prospectus.

WesMark Government Bond Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]

The Fund pursues its investment objective by investing primarily in U.S. government securities. U.S. government securities include U.S. Treasury securities as well as securities of U.S. government sponsored entities, (“GSE”). The Fund’s portfolio may also include investment-grade corporate debt securities and certain taxable securities issued by municipal entities such as Build America Bonds. The Fund does not invest in noninvestment-grade corporate debt securities (e.g. “junk bonds”) as part of its principal investment strategy.

Certain GSE securities may not be backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation (Freddie Mac), the Federal National Mortgage Association (“Fannie Mae”), and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. Government, such as those issued by the Government National Mortgage Association (Ginnie Mae). Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

The Fund may invest in collateralized mortgage obligations (“CMOs”) issued by U.S. governmental or government related enterprises. The Fund’s investment in CMO’s may be significant. CMOs have various call features and may be issued in multiple classes, with each class having a specific coupon rate and stated maturity or final distribution date. The Adviser invests in CMOs in an attempt to increase the Fund’s return by taking advantage of current and potential yield differentials existing from time to time between CMOs and other mortgage-backed or federal agency securities.

WesBanco Investment Department, a division of WesBanco Bank, Inc. (the “Adviser”), selects securities with longer or shorter durations based on its interest rate outlook, but does not target any specific duration for the Fund. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. The Fund may invest in securities with any maturity.

Because the Fund refers to U.S. government bonds in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government fixed-income securities.

For additional information on the Fund’s investment strategies, please see the section “More About the Funds’ Investment Strategies and Risks” beginning on page 34 of this prospectus.

WesMark West Virginia Municipal Bond Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]

The Fund pursues its investment objective by investing at least 80% of its net assets in a professionally managed portfolio consisting primarily of investment-grade securities issued by the State of West Virginia and its political subdivisions, agencies and authorities, and other issuers, such as possessions or territories of the United States, the interest of which is exempt from federal income tax, federal alternative minimum tax (“AMT”), and West Virginia income tax. The Adviser may lengthen or shorten the Fund’s duration from time to time based on its interest rate outlook, but the Fund has no set duration parameters. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. The Fund may invest in fixed-income securities with any maturity. The Fund may invest a portion of its assets in non-West Virginia municipal bonds, if in the judgment of the Adviser, the supply or yield of such securities would be beneficial to the Fund. For additional information on the Fund’s investment strategies, please see the section “More About the Funds’ Investment Strategies and Risks” beginning on page 34 of this prospectus.

WesMark Tactical Opportunity Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]

The Fund pursues its investment objective by utilizing a tactical allocation strategy. The Fund primarily invests in a mix of equity and fixed income securities, and may also invest in commodity related investments. While the Adviser has wide latitude to adjust the equity and fixed income allocations of the Fund, it is expected that during normal market conditions that the Fund’s allocation to equities or fixed income investments will not exceed 85% of the Fund’s assets. Also, in an effort to increase the income of the Fund, the Fund may sell call options on securities held in the Fund. Additionally, the Fund may buy a put option on one or more securities held in the Fund in an effort to protect unrealized gains in such securities, or to protect against downside losses in such securities.

With respect to its investment in equity securities, the Fund may invest in large cap stocks, small- and mid-cap stocks and international equity securities (including emerging market equity securities). With respect to its investment in fixed income securities, the Fund may invest in domestic or foreign securities, corporate or sovereign, and of any quality or duration. The Adviser selects securities with longer or shorter durations based on its assessment of market conditions, but does not target any specific duration for the fixed-income portion of the Fund. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. The Fund may invest in fixed-income securities with any maturity. The Fund anticipates that it will predominately invest in exchange-traded funds (“ETFs”) in order to achieve exposure to the underlying investments. In selecting ETFs for purchase by a Fund, the Adviser considers the securities index in which the ETF seeks to track, the trading liquidity of the ETF, the securities in which the ETF invests, and whether or not the ETF permits investment companies to invest in ETFs to a greater extent than normally permitted by the 1940 Act. The Fund may also invest in exchange-traded notes (“ETNs”). ETNs are unsecured debt obligations of financial institutions which are traded on exchanges and the returns of which are linked to the performance of market indices. The Fund will generally invest in ETNs which are linked to commodities indices; however, investing in ETNs is not equivalent to investing directly in index components or the relevant index itself, and the Fund would be subject to the credit risk of the financial institution issuing the ETN.

The portfolio management team will determine the Fund’s asset allocation mix based upon the Adviser’s view of markets, economic cycles, and intermediate-term trends. The Adviser then implements its asset allocation mix by tactically selecting investments based upon a number of different factors, including but not limited to macroeconomic environment, business cycle, equity market fundamentals, and valuation and interest rates. Also, as market changes and fundamentals dictate the Adviser will make modifications to the overall allocations within the Fund. Such modifications to the Fund’s asset allocation mix may cause the Fund to have a higher portfolio turnover rate than other mutual funds which can increase the transaction costs incurred by the Fund.

The Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and seek to participate in the long-term growth of the financial markets.

The Adviser anticipates investing its cash balance in investments such as money market funds, repurchase agreements, commercial paper and short-term U.S. government agency and/or Treasury securities.